Basis of Presentation and Significant Accounting Policies - Basis of Presentation and Principles of Consolidation Narrative (Details) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	May 31, 2023	Dec. 31, 2023		Jun. 30, 2023	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units			2,524				2,524
Net income (loss) attributable to common shareholders							$ 5,500
Net income attributable to noncontrolling interest			$ 30,848	[1]			30,800
Net income (loss) and noncontrolling interest attributable to Legacy AON Stockholders prior to the reverse recapitalization							$ (27,080)	$ 2,589	$ (105)
AON LLC | AON Inc.
Description Of Business And Significant Accounting Policies [Line Items]
Allocation of income to controlling and noncontrolling interests	19.20%
AON LLC | Legacy AON Stockholders
Description Of Business And Significant Accounting Policies [Line Items]
Allocation of income to controlling and noncontrolling interests	80.80%					100.00%	67.80%		100.00%
MIBA
Description Of Business And Significant Accounting Policies [Line Items]
Allocation of income to controlling and noncontrolling interests		56.00%
Payments to acquire interest in subsidiary		$ 200			$ 200
AON LLC | Series A Preferred Stock
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units			2,705				2,705
Participating Threshold, 1
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units			2,524				2,524
Participating Threshold, 2
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units			2,453				2,453
Participating Threshold, 3
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units			1,976				1,976

[1]	The acronyms in the tables above are defined as follows:APIC - Accumulated paid in capitalAOCI - Accumulated other comprehensive incomeNCI - Mezzanine equity classified noncontrolling interest